Convertible Debentures Payable (Convertible Debt [Member])	12 Months Ended
Mar. 31, 2015
Convertible Debt [Member]
Convertible Debentures Payable

Note 8. Convertible Debentures Payable

2013 and 2014 Bridge Notes

In the fourth quarter of fiscal 2013 and first nine months of fiscal 2014, the Company issued to certain accredited investors unsecured convertible promissory notes (the “Bridge Notes”) in the original principal amount of $1,294,500 and $2,765,300, respectively, for total principal of $4,059,800, pursuant to the terms of subscription agreements and letters of investment intent.

The Bridge Notes accrued interest at a rate of 15% per annum from date of issuance until January 31, 2013 and at a rate of 5% per annum from February 1, 2013 through the date of payment, in each case on a non-compounding basis. All principal and interest under the Bridge Notes were due on December 31, 2013.
In connection with the issuance of the Bridge Notes to three accredited investors totaling $400,000 in June, July and August 2013, the Company granted these investors warrants to purchase 149,789 shares of common stock at an exercise prices ranging from $2.28 to $3.48 per share. The relative fair value of the warrants of $199,200 was recorded as a debt discount and was amortized to interest expense using the straight-line method which approximated the effective interest method over the term of the Bridge Notes. These Bridge Notes accrued interest at 8% per annum from the date of issuance through date of payment, on a non-compounding basis. All other terms of these Bridge Notes are consistent with the rest of the Bridge Notes. Upon conversion of the Bridge Notes in September and October 2013, the remaining unamortized debt discount was amortized to interest expense.
In September and October 2013, the Bridge Note holders accepted an offer by the Company and converted an aggregate of $4,127,200 of outstanding principal and accrued interest under the Bridge Notes into 1,719,668 units (the “Units”) at a price of $2.40 per Unit, with each Unit consisting of (i) one share of common stock of the Company (“Common Stock”) and (ii) one warrant to purchase one share of Common Stock at an exercise price of $4.44 per share. The warrants are exercisable beginning on March 31, 2015 and have a term of five years from date of issuance. As the transaction was considered an induced conversion under the applicable accounting guidance, the Company recognized $13,713,800 in debt conversion expense representing the estimated fair value of the securities transferred in excess of the estimated fair value of the securities issuable upon the original conversion terms of the Bridge Notes. The Company calculated the estimated fair value of the common stock issued by using the closing price of the stock on the date of issuance. The estimated fair value of the warrants was calculated using Black-Scholes.
Upon conversion of the Bridge Notes, the remaining unamortized debt discount was amortized to interest expense. During the years ended March 31, 2015 and 2014, the Company amortized $0 and $199,200, respectively, to interest expense.

5% Bridge Notes

From December 2013 to March 2014, the Company issued to certain accredited investors unsecured convertible promissory notes in the original principal amount of $1,793,000.
The 5% Bridge Notes accrued interest at a rate of 5% per annum from the date of issuance through date of payment, on a non-compounding basis. All principal and interest under the 5% Bridge Notes became due on June 30, 2014.
In connection with the issuance of the 5% Bridge Notes, the Company granted these investors warrants to purchase 74,709 shares of common stock at an exercise price of $5.88 per share. The warrants were exercisable on May 31, 2014 and expire on December 31, 2018. The relative fair value of the warrants of $279,100 was recorded as a debt discount and was amortized to interest expense using the straight-line method which approximated the effective interest method over the term of the 5% Bridge Notes. During the years ended March 31, 2015 and 2014, the Company amortized $184,700 and $94,400, respectively, of the debt discount to interest expense for these notes.

The agreement allowed that in the event the Company designated and issued one or more types of equity securities while the 5% Bridge Notes were outstanding (a “Subsequent Offering”), the Company must provide written notice to the holders of the notes and such holders had a right to convert up to all of the principal and accrued unpaid interest on the notes into shares of such equity securities on the same terms as the Subsequent Offering during the ten days following the provision of such notice. The conversion price for these equity securities was 90% of the offering price for the equity securities in the Subsequent Offering. At the time of issuance, the Company was unable to value the conversion feature of these 5% Bridge Notes given the absence of a fixed conversion rate and the convertibility of the 5% Bridge Notes was contingent upon the completion of a Subsequent Offering. However, on May 6, 2014, the Company completed the first convertible preferred stock offering which established a firm commitment date. This triggered the valuation of the beneficial conversion feature of the 5% Bridge Notes which aggregated $826,900 and was recorded as interest expense during the year ended March 31, 2015. Note holders with a principal amount of $1,743,000, together with $24,000 of accrued interest, converted their 5% Bridge Notes to convertible preferred stock units (see Note 11) and one note holder was paid principal and interest of $50,800.
Emergent Financial Group, Inc. (“Emergent”) served as the Company’s placement agent in connection with the original placement of the Bridge Notes and 5% Bridge Notes and earned a commission of 9% of the original principal balance of such notes. Debt financing costs in the aggregate of $492,500, comprised primarily of the commission earned by Emergent, were amortized to interest expense using the straight-line method which approximated the effective interest method over the term of the notes. During the years ended March 31, 2015 and 2014, the Company amortized $98,400 and $385,400, respectively, of the debt financing costs to interest expense for these notes.